Share-based Payments (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
StatementsLineItems [Line Items]
Weighted average share price $
Minimum [Member]
StatementsLineItems [Line Items]
Expected volatility (%)	38.90%
Risk-free interest rate (%)	1.91%
Expected life of share options (years)	3 years 2 months 30 days
Weighted average share price $	$ 2.58
Maximum [Member]
StatementsLineItems [Line Items]
Expected volatility (%)	49.10%
Risk-free interest rate (%)	2.39%
Expected life of share options (years)	6 years 6 months